Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deconsolidation, Gain (Loss), Amount	$ 58,684	$ 0	$ 0